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[Aetna Logo]                                              151 Farmington Avenue
[Aetna Letterhead]                                        Hartford, CT  06156

                                                          MARIA R. L. STEWART
                                                          ARS Law TS31
                                                          (860) 273-6286
December 14, 2000                                         Fax:  (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

RE:    AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE
       ANNUITY ACCOUNT C
       PROSPECTUS TITLE: '84 AETNA INDIVIDUAL RETIREMENT ANNUITY
       FILE NOS.: 33-75992 AND 811-2513
       RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 ("Amendment No. 22") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 22 which was declared effective on December 14, 2000. The text of Amendment No. 22 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-6286.

Sincerely,

/s/ Maria R. L. Stewart

Maria R. L. Stewart